Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Jun. 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 25, 2025
Commitments and Contingencies [Line Items]
Payment for underwriting discount		$ 100,000
Accrued compensation payable		13,000	$ 0
Sponsor Note [Member]
Commitments and Contingencies [Line Items]
Borrowings				$ 4,140,000
Board of Directors [Member]
Commitments and Contingencies [Line Items]
Compensation expense		$ 26,000	$ 0
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Borrowing capacity of related party loans				$ 1,750,000
Additional shares purchased (in Shares)	3,600,000
IPO [Member]
Commitments and Contingencies [Line Items]
Payment for underwriting discount	$ 4,800,000